Net Loss From Continuing Operations - Impairment Losses (Reversal Of Impairment Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Net Income (Loss) From Continuing Operations [Abstract]
Impairment losses (reversal of impairment losses) on inventories	$ 3,045	$ (639)	$ 3,059
Impairment losses on trade receivables	523	519	642
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 3,568	$ (120)	$ 3,701